STOCK OPTIONS AND OTHER SHARE-BASED COMPENSATION - Share-based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Share-based Compensation [Abstract]
Total expense	$ 51	$ 42
Included In:
Income from continuing operations	51	42
Tax effect on share-based compensation expense	(16)	(16)
Total share-based compensation expense after-tax	35	26
Cost of product sales and services
Share-based Compensation [Abstract]
Total expense	8	3
Included In:
Income from continuing operations	8	3
Engineering, selling and administrative expenses
Share-based Compensation [Abstract]
Total expense	43	39
Included In:
Income from continuing operations	$ 43	$ 39